Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Advantage Portfolio
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Advantage Portfolio (the "Portfolio") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Portfolio purchased in a single transaction, together with the NAV of all Class A shares of other portfolios of Morgan Stanley Institutional Fund, Inc. (the "Fund") or Class A shares of other Morgan Stanley Multi-Class Funds (as defined in the section of this Prospectus entitled "Shareholder Information—Exchange Privilege") held in Related Accounts (as defined in the section of this Prospectus entitled "Shareholder Information—Sales Charge Applicable to Purchases of Class A Shares"), amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary and in the section of this Prospectus entitled "Shareholder Information—Sales Charge Applicable to Purchases of Class A Shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Advisory Fee has been restated to reflect the decrease in the advisory fee effective March 2, 2015.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example below assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you SOLD Your Shares:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you HELD Your Shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Adviser seeks to achieve the Portfolio's investment objective by investing primarily in established companies with capitalizations within the range of companies included in the Russell 1000® Growth Index. As of December 31, 2014, these market capitalizations ranged from between $203.5 million and $665.6 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in companies with strong name recognition and sustainable competitive advantages. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Portfolio may invest in foreign securities, which may include emerging market securities.

The Portfolio's equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds ("ETFs"), limited partnership interests and other specialty securities having equity features. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective, and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•  Liquidity. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Portfolio will achieve its investment objective, and you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Pursuant to an agreement and plan of reorganization between the Fund, on behalf of the Portfolio, and Van Kampen Equity Trust II, on behalf of the Van Kampen Core Growth Fund (the "Predecessor Fund"), on May 21, 2010 the Portfolio acquired substantially all of the assets and substantially all of the liabilities of the Predecessor Fund in exchange for Class I and Class L shares of the Portfolio (the "Reorganization"). Pursuant to the Reorganization, Class C and Class I shareholders of the Predecessor Fund received Class L and Class I shares, respectively, of the Portfolio. As a result of the Reorganization, the Portfolio is the accounting successor of the Predecessor Fund. The historical performance information shown below reflects, for the period prior to the Reorganization, the historical performance of the Class C and Class I shares of the Predecessor Fund.

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares'* performance from year-to-year and by showing how the Portfolio's average annual returns for the past one and five year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes, which is shown in the table below, will differ because the Classes have different ongoing fees. The Portfolio's returns in the table include the maximum applicable sales charge for Class A and assume you sold your shares at the end of each period (unless otherwise noted). The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares'* performance from year-to-year and by showing how the Portfolio's average annual returns for the past one and five year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns*—Calendar Years
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	*Performance shown for the Portfolio's Class I shares reflects the performance of the Class I shares of the Predecessor Fund for periods prior to May 21, 2010.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	9/30/09	21.12%
Low Quarter	9/30/11	–9.27%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.27%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Portfolio's returns in the table include the maximum applicable sales charge for Class A and assume you sold your shares at the end of each period (unless otherwise noted).
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Portfolio's other Classes will vary from Class I shares' returns.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the calendar periods ended December 31, 2014)
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	13.05%	[1]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	15.81%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.68%	[1],[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008	[1]
Lipper Multi-Cap Growth Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	11.08%	[3]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	15.22%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.50%	[2],[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008	[3]
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.65%	[4]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.68%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[5]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	271
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	471
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,049
Annual Return 2009	rr_AnnualReturn2009	49.30%
Annual Return 2010	rr_AnnualReturn2010	20.23%
Annual Return 2011	rr_AnnualReturn2011	5.33%
Annual Return 2012	rr_AnnualReturn2012	16.38%
Annual Return 2013	rr_AnnualReturn2013	37.11%
Annual Return 2014	rr_AnnualReturn2014	7.43%
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	7.43%	[6]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	16.77%	[6]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.38%	[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008	[6]
Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	6.26%	[6]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	16.05%	[6]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.73%	[6]
Class I | After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	5.10%	[6]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	13.59%	[6]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.13%	[6]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[7]
Advisory Fee	rr_ManagementFeesOverAssets	0.65%	[4]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.14%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.04%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[5]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—How to Redeem Portfolio Shares" for further information about the CDSC waiver categories.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Portfolio purchased in a single transaction, together with the NAV of all Class A shares of other portfolios of Morgan Stanley Institutional Fund, Inc. (the "Fund") or Class A shares of other Morgan Stanley Multi-Class Funds (as defined in the section of this Prospectus entitled "Shareholder Information—Exchange Privilege") held in Related Accounts (as defined in the section of this Prospectus entitled "Shareholder Information—Sales Charge Applicable to Purchases of Class A Shares"), amounts to $25,000 or more.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	641
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	886
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,150
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,903
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	641
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	886
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,150
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,903
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	1.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2010
Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.65%	[4]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.14%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.54%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.55%)	[5]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	315
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	547
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,213
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	7.28%	[6]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	16.72%	[6]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.23%	[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008	[6]
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[8]
Advisory Fee	rr_ManagementFeesOverAssets	0.65%	[4]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.14%	[9]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.79%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[5]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.95%	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Shareholder Information" for a complete discussion of the CDSC.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	612
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,052
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,275
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	612
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,052
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,275
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class C shares of the Portfolio had not commenced investment operations as of December 31, 2014.
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01		[10]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05		[10]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception		[10]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2015	[10]
Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.65%	[4]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	18.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	18.74%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(17.93%)	[5]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.81%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	83
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	259
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	450
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,002
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	7.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2013

[1]	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an index of approximately 1,000 of the largest U.S. companies based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.
[2]	Since Inception reflects the inception date of Class I.
[3]	The Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. There are currently 30 funds represented in this Index.
[4]	The Advisory Fee has been restated to reflect the decrease in the advisory fee effective March 2, 2015.
[5]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I, 1.20% for Class A, 0.99% for Class L, 1.95% for Class C and 0.81% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive for at least one year the 12b-1 fee on Class L shares of the Portfolio to the extent it exceeds 0.04% of the average daily net assets of such shares on an annualized basis.
[6]	Performance shown for the Portfolio's Class I and Class L shares reflects the performance of the Class I and Class C shares, respectively, of the Predecessor Fund for periods prior to May 21, 2010.
[7]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information-How to Redeem Portfolio Shares" for further information about the CDSC waiver categories.
[8]	The Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Shareholder Information" for a complete discussion of the CDSC.
[9]	Other expenses have been estimated for the current fiscal year.
[10]	Class C shares of the Portfolio had not commenced investment operations as of December 31, 2014. Upon completion of a full calendar year of investment operations by Class C shares of the Portfolio, this table will include Class C shares' average annual total returns (before taxes).